Note 17 - Per Share Amounts - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Net income	$ 28,458	$ 39,748
Preferred share dividends paid	0	(988)
Net income available to common shareholders	$ 28,458	$ 38,760
Weighted average number of common shares outstanding (in shares)	31,506,701	25,965,724
Basic and diluted income per common share (note 17) (in CAD per share)	$ 0.9	$ 1.49